Information about Past Due Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	$ 339	$ 296
60-89 Days past due	29	21
>90 Days past due	13	33
Total past due	381	350
Domestic
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	339	296
60-89 Days past due	29	21
>90 Days past due	13	33
Total past due	381	350
Domestic | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	118	174
60-89 Days past due	9
>90 Days past due		11
Total past due	127	185
Domestic | Wealth Management Loans and Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	89	62
60-89 Days past due	3	4
>90 Days past due		6
Total past due	92	72
Domestic | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	60	10
60-89 Days past due	7	1
>90 Days past due		1
Total past due	67	12
Domestic | Other Residential Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	36	40
60-89 Days past due	10	15
>90 Days past due	13	15
Total past due	59	70
Domestic | Financial Institutions
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	36	10
60-89 Days past due		1
Total past due	$ 36	$ 11